Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10	Leases

Right-of-use assets

	2024
	Warehouse	Cranes	Courtyards	Dock	Total
Gross carrying amount
Balance January 1 2024	$150,625	$4,977	$56,564	$22,135	$234,301
Disposals (a)	(43,020)	(4,977)	(6,995)	-	(54,992)
Balance at December 31 2024	$107,605	-	$49,569	22,135	$179,309

Depreciation
Balance January 1 2024	53,495	4,561	7,542	20,752	86,350
Disposals	(21,510)	(4,977)	(11,312)	-	(37,799)
Depreciation	55,918	416	5,836	1,383	63,553
Balance December 31 2024	87,903	-	2,066	22,135	112,104
Carrying amount December 31 2024	$19,702	$-	$47,503	$-	$67,205

	2023
	Warehouse	Cranes	Courtyards	Dock	Total
Gross carrying amount
Balance January 1 2023	$245,741	$4,977	$79,779	$22,135	$352,632
Additions	62,630	-	-	-	62,630
Disposals (b)	(157,746)	-	(23,215)	-	(180,961)
Balance at December 31 2023	150,625	4,977	56,564	22,135	234,301

Depreciation
Balance January 1 2023	57,263	2,073	9,140	15,218	83,694
Disposals	(68,704)	-	(9,673)	-	(78,377)
Depreciation	64,936	2,488	8,075	5,534	81,033
Balance December 31 2023	53,495	4,561	7,542	20,752	86,350
Carrying amount December 31 2023	$97,130	$416	$49,022	$1,383	$147,951

(a)	Corresponds to disposals due to operational reorganization in the logistics and storage segments.

(b)	In August 2023, Ademsa renegotiated the lease contract for the offices and warehouses in Azcapotzalco, signing a new contract for one year and two months. The net effect of this transaction (credit) in the amount of $20,227 is shown under other income (expenses).

Lease liabilities

As of December 31, 2024 and 2023, the information of lease liabilities is presented in the statement of financial position and is summarized below:

	Short-term	Long-term
2024
Payable in Mexican pesos
Warehouse	$18,636	$15,545
Courtyards	3,783	44,638
	$22,419	$60,183

2023
Payable in Mexican pesos
Warehouse	$62,390	$48,326
Cranes	681	-
Courtyards	2,463	52,110
Dock	1,609	-
	$67,143	$100,436

Grupo TMM has warehouses for the storage service, cranes for the logistics services and a major vessel maintenance. With the exception of short-term leases and low-value underlying assets, each lease is reflected on the consolidated statement of financial position as a right-of-use asset and a lease liability.

Each lease generally imposes a restriction that, unless there is a contractual right for the Company to sublet the asset to another party, the right-of-use asset can only be used by the Company.

Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to extend the lease for a further term.

Grupo TMM is prohibited from selling or pledging the underlying leased assets as guarantee. For leases over office buildings and warehouses, Grupo TMM must keep those properties in a good state of repair and return the properties. Further, Grupo TMM must insure items of leases assets and incur maintenance fees on such items in accordance with the lease contracts.

The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Warehouse	2	2 – 8	2	-	2	-
Courtyards	1	2 – 8	1	-	1	-

Lease liabilities are guaranteed with related underlying assets. Future minimum lease payments as of December 31, 2024 and 2023 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance as of December 31, 2024
Lease payments	$34,518	$29,212	$26,574	$36,075	$126,379
Financial charges	(12,099)	(14,693)	(10,831)	(6,154)	(43,777)
Net present value	$22,419	$14,519	$15,743	$29,921	$82,602

Balance as of December 31, 2023
Lease payments	$84,606	$64,122	$28,902	$56,113	$233,743
Financial charges	(17,463)	(21,683)	(14,328)	(12,690)	(66,164)
Net present value	$67,143	$42,439	$14,574	$43,423	$167,579

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for short-term leases (leases with an expected term of 12 months or less) or for leases of low-value assets. Payments made under such leases are expensed on a straight-line basis.

The expense relating to payments not included in the measurement of the lease liability is as follows:

	2024	2023
Short-term leases (a)	$803,420	$523,174
Leases of low-value assets	10,399	8,294
	$813,819	$531,468

(a)	Corresponds to the leasing of dredging and parcel tankers vessels, as well as the corporate offices.

As of December 31, 2024 and 2023, Grupo TMM was committed on short-term leases and total commitment at that date was $66,952 and $43,598, respectively.

As of December 31, 2024 and 2023, Grupo TMM had no lease commitments that had not yet started.

Total cash outflow for leases for the years ended December 31, 2024 and 2023 were $881,023 and $609,905, respectively.